Quarterly Financial Information - Statements of Operations and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues, net	$ 6,662			$ 3,002				$ 15,979	$ 6,888	$ 10,884	$ 4,101	$ 749
Cost of product revenues	2,477			1,425				6,787	5,183	6,836	10,718	282
Gross profit	4,185			1,577				9,192	1,705	4,048	(6,617)	467
Operating expenses:
Research and development	705			788				2,171	2,901	3,253	6,246	13,500
Selling and marketing	4,800			5,560				14,040	23,523	30,369	43,444	23,285
General and administrative	2,680			2,815				8,813	9,837	11,860	14,698	12,735
Loss on disposition of assets				11,122					11,122	11,122
Loss on disposition of assets										11,122
Total operating expenses	8,185			20,285				25,024	47,383	56,604	64,388	49,520
Loss from operations	(4,000)			(18,708)				(15,832)	(45,678)	(52,556)	(71,005)	(49,053)
Other income (expense)
Interest income	13			46				61	50	80	25	309
Interest expense	(341)			(1,004)				(1,114)	(2,699)	(3,131)	(3,914)	(3,109)
Unrealized gain on warrant liability	3,529			13,736				6,890	22,171	25,520	3,827
Total other income (expense), net	3,201			12,778				5,837	19,522	22,469	(62)	(2,800)
Loss before benefit from income taxes	(799)			(5,930)				(9,995)	(26,156)	(30,087)	(71,067)	(51,853)
Benefit from income taxes									4,675	4,675
Net loss	$ (799)	$ (3,809)	$ (5,389)	$ (5,930)	$ (5,168)	$ (10,385)		$ (9,995)	$ (21,481)	$ (25,412)	$ (71,067)	$ (51,853)
Net loss per share (basic) (in dollars per share)	$ (0.27)			$ (8.01)				$ (5.30)	$ (71.61)	$ (1.18)	$ (29.28)	$ (24.40)
Net loss per share (diluted) (in dollars per share)	$ (0.27)			$ (8.01)				$ (5.30)	$ (71.61)	$ (1.18)	$ (29.28)	$ (24.40)
Weighted-average common shares (basic) (in shares)	2,950,136			739,957				1,884,793	299,970	21,610,947	2,426,821	2,117,077
Weighted-average common shares (diluted) (in shares)	2,950,136			739,957				1,884,793	299,970	21,610,947	2,426,821	2,117,077
Comprehensive loss:
Net loss	$ (799)	$ (3,809)	$ (5,389)	$ (5,930)	(5,168)	(10,385)		$ (9,995)	$ (21,481)	$ (25,412)	$ (71,067)	$ (51,853)
Other comprehensive income:
Unrealized (loss) gain on marketable securities											(3)	3
Comprehensive loss										$ (25,412)	(71,070)	$ (51,850)
As Previously Reported
Other income (expense)
Net loss											(71,067)
Comprehensive loss:
Net loss											(71,067)
Other comprehensive income:
Unrealized (loss) gain on marketable securities											(3)
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues, net				3,002	2,126	1,761	$ 3,887		6,888
Cost of product revenues				1,425	2,231	1,527	3,758		5,183
Gross profit				1,577	(105)	234	129		1,705
Operating expenses:
Research and development				788	856	1,257	2,113		2,901
Selling and marketing				5,560	7,411	10,553	17,964		23,523
General and administrative				2,815	3,026	3,997	7,023		9,837
Loss on disposition of assets				11,122					11,122
Total operating expenses				20,285	11,293	15,807	27,100		47,383
Loss from operations				(18,708)	(11,398)	(15,573)	(26,971)		(45,678)
Other income (expense)
Interest income				46	2	1	3		50
Interest expense				(1,004)	(823)	(872)	(1,695)		(2,699)
Unrealized gain on warrant liability				13,736	7,051	1,384	8,435		22,171
Total other income (expense), net				12,778	6,230	513	6,743		19,522
Loss before benefit from income taxes				(5,930)	(5,168)	(15,060)	(20,228)		(26,156)
Benefit from income taxes						4,675	4,675		4,675
Net loss				$ (5,930)	$ (5,168)	$ (10,385)	$ (15,553)		$ (21,481)
Net loss per share (basic) (in dollars per share)				$ (0.16)	$ (1.15)	$ (3.33)	$ (4.08)		$ (1.43)
Net loss per share (diluted) (in dollars per share)				$ (0.16)	$ (1.15)	$ (3.33)	$ (4.08)		$ (1.43)
Weighted-average common shares (basic) (in shares)				36,997,836	4,510,219	3,115,211	3,816,569		14,998,534
Weighted-average common shares (diluted) (in shares)				36,997,836	4,510,219	3,115,211	3,816,569		14,998,534
Comprehensive loss:
Net loss				$ (5,930)	$ (5,168)	$ (10,385)	$ (15,553)		$ (21,481)
Other comprehensive income:
Comprehensive loss				(5,930)	(5,168)	(10,385)	(15,553)		(21,481)
Error Correction, Accounting for Warrants | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues, net				3,002	2,126	1,761	3,887		6,888		4,101
Cost of product revenues				1,425	2,231	1,527	3,758		5,183		10,718
Gross profit				1,577	(105)	234	129		1,705		(6,617)
Operating expenses:
Research and development				788	856	1,257	2,113		2,901		6,246
Selling and marketing				5,560	7,411	10,553	17,964		23,523		43,444
General and administrative				2,815	3,026	3,997	7,023		9,837		14,698
Loss on disposition of assets				11,122					11,122
Total operating expenses				20,285	11,293	15,807	27,100		47,383		64,388
Loss from operations				(18,708)	(11,398)	(15,573)	(26,971)		(45,678)		(71,005)
Other income (expense)
Interest income				46	2	1	3		50		25
Interest expense				(1,004)	(823)	(872)	(1,695)		(2,699)		(3,914)
Total other income (expense), net				(958)	(821)	(871)	(1,692)		(2,649)		(3,889)
Loss before benefit from income taxes				(19,666)	(12,219)	(16,444)	(28,663)		(48,327)		(74,894)
Benefit from income taxes						4,675	4,675		4,675
Net loss				$ (19,666)	$ (12,219)	$ (11,769)	$ (23,988)		$ (43,652)		$ (74,894)
Net loss per share (basic) (in dollars per share)				$ (0.53)	$ (2.71)	$ (3.78)	$ (6.29)		$ (2.91)		$ (30.86)
Net loss per share (diluted) (in dollars per share)				$ (0.53)	$ (2.71)	$ (3.78)	$ (6.29)		$ (2.91)		$ (30.86)
Weighted-average common shares (basic) (in shares)				36,997,836	4,510,219	3,115,211	3,816,569		14,998,534		2,426,821
Weighted-average common shares (diluted) (in shares)				36,997,836	4,510,219	3,115,211	3,816,569		14,998,534		2,426,821
Comprehensive loss:
Net loss				$ (19,666)	$ (12,219)	$ (11,769)	$ (23,988)		$ (43,652)		$ (74,894)
Other comprehensive income:
Unrealized (loss) gain on marketable securities											(3)
Comprehensive loss				(19,666)	(12,219)	(11,769)	(23,988)		(43,652)		(74,897)
Error Correction, Accounting for Warrants | Error Correction, Adjustment
Other income (expense)
Unrealized gain on warrant liability				13,736	7,051	1,384	8,435		22,171		3,827
Total other income (expense), net				13,736	7,051	1,384	8,435		22,171		3,827
Loss before benefit from income taxes				13,736	7,051	1,384	8,435		22,171		3,827
Net loss				$ 13,736	$ 7,051	$ 1,384	$ 8,435		$ 22,171		$ 3,827
Net loss per share (basic) (in dollars per share)				$ 0.37	$ 1.56	$ 0.44	$ 2.21		$ 1.48		$ 1.58
Net loss per share (diluted) (in dollars per share)				$ 0.37	$ 1.56	$ 0.44	$ 2.21		$ 1.48		$ 1.58
Weighted-average common shares (basic) (in shares)				36,997,836	4,510,219	3,115,211	3,816,569		14,998,534		2,426,821
Weighted-average common shares (diluted) (in shares)				36,997,836	4,510,219	3,115,211	3,816,569		14,998,534		2,426,821
Comprehensive loss:
Net loss				$ 13,736	$ 7,051	$ 1,384	$ 8,435		$ 22,171		$ 3,827
Other comprehensive income:
Comprehensive loss				$ 13,736	$ 7,051	$ 1,384	$ 8,435		$ 22,171		$ 3,827